RECLAMATION OBLIGATIONS - Narrative (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Elliot Lake
RECLAMATION OBLIGATIONS
Discount rate	6.20%	5.72%
Undiscounted	$ 44,762,000	$ 44,127,000
MLJV and MWJV
RECLAMATION OBLIGATIONS
Discount rate	6.20%	5.72%
Undiscounted	$ 30,991,000	$ 24,789,000
Letter of credit in support of reclamation obligation	$ 22,972,000	$ 22,972,000
Wheeler River and other
RECLAMATION OBLIGATIONS
Discount rate	6.20%	5.72%
Undiscounted	$ 6,797,000	$ 2,829,000
Letter of credit in support of reclamation obligation	$ 992,000